Group information - Summary of Subsidiaries (Detail)		12 Months Ended
	Sep. 25, 2020	Mar. 31, 2023	Mar. 31, 2022
ReNew Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Power Private Limited
Immediate holding company		ReNew Energy Global Plc
Country of incorporation		India
Proportion of ownership interest in subsidiary		93.00%	93.00%
ReNew Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Power Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Green Energy Solutions Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green Energy Solutions Private Limited( previously known as ReNew Wind Energy (Jath Three) Private Limited)
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Mega Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Mega Solar Power Private Limited
Immediate holding company		Renew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	51.00%
ReNew Akshay Urja Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Akshay Urja Limited
Immediate holding company		Renew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
India ReNew Energy Limited
Disclosure of subsidiaries [line items]
Name of companies		India ReNew Energy Limited
Immediate holding company		ReNew Energy Global Plc
Country of incorporation		Mauritius
Proportion of ownership interest in subsidiary		100.00%
ReNew Fazilka Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Fazilka Solar Power Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Transmission Ventures Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Transmission Ventures Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Power International Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Power International Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		United Kingdom
Proportion of ownership interest in subsidiary		100.00%	100.00%
RMG Acquisition Corp II
Disclosure of subsidiaries [line items]
Name of companies		RMG Acquisition Corp II
Immediate holding company		ReNew Energy Global Plc
Country of incorporation		Cayman Islands
Proportion of ownership interest in subsidiary		100.00%	100.00%
India Clean Energy Holdings
Disclosure of subsidiaries [line items]
Name of companies		India Clean Energy Holdings
Immediate holding company		ReNew Energy Global Plc
Country of incorporation		Mauritius
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Vayu Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Vayu Urja Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Diamond II Limited
Disclosure of subsidiaries [line items]
Name of companies		Diamond II Limited
Immediate holding company		ReNew Energy Global Plc
Country of incorporation		Mauritius
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Jath) Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Jath) Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Karnataka) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Karnataka) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		72.00%	71.00%
ReNew Wind Energy (AP) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (AP) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		69.00%	70.00%
ReNew Solar Energy (Jharkhand Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Energy (Jharkhand Three) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		51.00%	51.00%
ReNew Solar (Shakti Twelve) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar (Shakti Twelve) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Solar (Shakti Thirteen) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar (Shakti Thirteen) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (MHS Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (MHS Two) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (MHS Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (MHS Three) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (UP One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (UP One) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (HPR One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (HPR One) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (KAK Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (KAK Five) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (MHP Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (MHP Four) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
Gadag II-A Transmission Limited
Disclosure of subsidiaries [line items]
Name of companies		Gadag II-A Transmission Limited
Immediate holding company		ReNew Transmission Ventures Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
Corneight Parks Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Corneight Parks Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
Climate Connect Digital Limited
Disclosure of subsidiaries [line items]
Name of companies		Climate Connect Digital Limited
Immediate holding company		Regent Climate Connect Knowledge Solutions Private Limited
Country of incorporation		United Kingdom
Proportion of ownership interest in subsidiary		100.00%
ReNew Solar Energy (Telangana) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Energy (Telangana) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	51.00%
ReNew Surya Alok Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Surya Alok Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		69.00%	69.00%
ReNew Sunlight Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Sunlight Energy Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		63.00%	69.00%
ReNew Surya Uday Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Surya Uday Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		74.00%	74.00%
ReNew Energy Markets Private Limited (Formerly known as ReNew Vayu Power Private Limited)
Disclosure of subsidiaries [line items]
Name of companies		ReNew Energy Markets Private Limited (Formerly known as ReNew Vayu Power Private Limited)
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
RENEW Photovoltaics Private limited(Formerly known as ReNew Saksham Urja Private Limited)
Disclosure of subsidiaries [line items]
Name of companies		RENEW Photovoltaics Private limited(Formerly known as ReNew Saksham Urja Private Limited)
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew E-Fuels Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew E-Fuels Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Jal Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Jal Urja Private Limited
Immediate holding company		ReNew Power Services Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Welturi) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Welturi) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Devgarh) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Devgarh) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy Delhi Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy Delhi Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Rajkot) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Rajkot) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Shivpur) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Shivpur) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Jadeswar) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Jadeswar) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Varekarwadi) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Varekarwadi) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (MP) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (MP) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (AP 3) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (AP 3) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (MP Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (MP Two) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Rajasthan One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Rajasthan One) PrivateLimited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy Jamb Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Jamb) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Orissa) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Orissa) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (TN) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (TN) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (APTwo) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (AP2) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Karnataka Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Karnataka Two) PrivateLimited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Vaspet Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Vaspet 5) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (AP Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (AP 4) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (MP One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (MP One) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Karnataka Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Karnataka Five) PrivateLimited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Narmada Wind Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Narmada Wind Energy Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Abaha Wind Energy Developers Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Abaha Wind Energy Developers Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Helios Infratech Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Helios Infratech Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Shruti Power Projects Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Shruti Power Projects Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Kanak Renewables Limited
Disclosure of subsidiaries [line items]
Name of companies		Kanak ReNewables Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Raj Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Raj Wind Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Madhya Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Madhya Wind Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Anantapur Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Anantapur Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Bidwal Renewable Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Bidwal Renewable Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Zemira Renewable Energy Limited
Disclosure of subsidiaries [line items]
Name of companies		Zemira ReNewable Energy Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Renew Vyan Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Vyan Shakti Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Pawan Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Pawan Urja Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Pawan Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Pawan Shakti Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Renew Naveen Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Naveen Urja Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Renew Samir Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Samir Urja Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Samir Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Samir Shakti Private Limited
Immediate holding company		ReNew Samir Urja Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar Energy (Rajasthan) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Energy (Rajasthan) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar Energy (TN) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Energy (TN) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar Energy (Karnataka) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Energy (Karnataka) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Saur Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Saur Urja Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Clean Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Clean Energy Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Services Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Agni Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Agni Power Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Saur Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Saur Shakti Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Sipla) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Sipla) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar Energy (Jharkhand One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Energy (Jharkhand One) PrivateLimited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar Energy (Jharkhand Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Energy (Jharkhand Four) Private limited
Immediate holding company		Renew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar Energy (Jharkhand Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Energy (Jharkhand Five) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar Energy (Karnataka Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Energy (Karnataka Two) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Karnataka Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Karnataka 3) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Energy Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Wind Energy Budh Three Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Budh 3) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Ranga Reddy Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Ranga Reddy Solar Power Private Limited
Immediate holding company		ReNew Fazilka Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Power Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Power Services Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (AP Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (AP Five) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Bhumi Prakash Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Bhumi Prakash Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Tarun Kiran Bhoomi Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Tarun Kiran Bhoomi Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar Photovoltaic Private Limited (formerly known as 'ACME Photovoltaic Solar Private Limited')
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Photovoltaic Private Limited (formerly known as 'ACME Photovoltaic Solar Private Limited')
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		49.00%	49.00%
Renew Green Shakti Private Limited (formerly known as 'ACME Green Shakti Private Limited')
Disclosure of subsidiaries [line items]
Name of companies		Renew Green Shakti Private Limited (formerly known as 'ACME Green Shakti Private Limited')
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar (Shakti Nine) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar (Shakti Nine) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Solar (Shakti Ten) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar (Shakti Ten) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Solar (Shakti Eleven) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar (Shakti Eleven) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Wind Energy (Rajasthan 2) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Rajasthan 2) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Karnataka Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Karnataka 4) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Maharashtra) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Maharashtra) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (MP Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (MP Four) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (TN Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (TN 2) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Rajasthan) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Rajasthan) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Rajasthan 3) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Rajasthan 3) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (MP Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (MP Three) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Wind Energy (Rajasthan Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Wind Energy (Rajasthan Four) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Distributed Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Distributed Solar Energy Private
Immediate holding company		ReNew Solar Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Distributed Solar Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Distributed Solar Services Private Limited
Immediate holding company		ReNew Solar Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Distributed Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Distributed Solar Power Private Limited
Immediate holding company		ReNew Solar Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Surya Mitra Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Surya Mitra Private Limited
Immediate holding company		ReNew Solar Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			68.00%
ReNew Surya Prakash Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Surya Prakash Private Limited
Immediate holding company		ReNew Solar Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Saur Vidyut Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Saur Vidyut Private Limited
Immediate holding company		ReNew Solar Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Solar Daylight Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Daylight Energy Private Limited
Immediate holding company		ReNew Solar Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Solar Sun Flame Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Sun Flame Private Limited
Immediate holding company		ReNew Solar Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
Abha Sunlight Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Abha Sunlight Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Nokor Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Nokor Solar Energy Private limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Izra Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Izra Solar Energy Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Zorya Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Zorya Solar Energy Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Vivasvat Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Vivasvat Solar Energy Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Nokor Bhoomi Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Nokor Bhoomi Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Akhilagya Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Akhilagya Solar Energy Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Lexicon Vanijya Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Lexicon Vanijya Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Symphony Vyapaar Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Symphony Vyapaar Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Star Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Star Solar Power Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Sungold Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Sungold Energy Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Energy Services Private Limited (formerly known as Sunsource Energy Services Private Limited)
Disclosure of subsidiaries [line items]
Name of companies		ReNew Energy Services Private Limited (formerly known as Sunsource Energy Services Private Limited)
Immediate holding company		ReNew Solar Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
Molagavalli Renewable Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Molagavalli Renewable Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Rajat Renewables Limited
Disclosure of subsidiaries [line items]
Name of companies		Rajat ReNewables Limited
Immediate holding company		Renew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Pugalur Renewable Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Pugalur Renewable Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
AVP Powerinfra Private Limited
Disclosure of subsidiaries [line items]
Name of companies		AVP Powerinfra Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Badoni Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Badoni Power Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Alpha Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Alpha Wind Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		73.00%	100.00%
Ostro Andhra Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Andhra Wind Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro AP Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro AP Wind Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Bhesada Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Bhesada Wind Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Dakshin Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Dakshin Power Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Dhar Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Dhar Wind Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Jaisalmer Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Jaisalmer Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Kannada Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Kannada Power Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Kutch Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Kutch Wind Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Mahawind Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Mahawind Power Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Rann Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Rann Wind Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Renewables Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro ReNewables Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Urja Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Urja Wind Private Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ostro Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Ostro Energy Private Limited
Immediate holding company		ReNew Power Services Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Auxo Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Auxo Solar Energy Private Limited
Immediate holding company		ReNew Wind Energy (TN) Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Zorya Distributed Power Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Zorya Distributed Power Services Private Limited
Immediate holding company		ReNew Solar Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Cleantech Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Cleantech Private Limited
Immediate holding company		ReNew Solar Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Sun Ability Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Sun Ability Private Limited
Immediate holding company		ReNew Solar Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Mega Light Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Mega Light Private Limited
Immediate holding company		ReNew Solar Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Sun Waves Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Sun Waves Private Limited
Immediate holding company		ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Sun Flash Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Sun Flash Private Limited
Immediate holding company		ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Sun Bright Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Sun Bright Private Limited
Immediate holding company		ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Sun Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Sun Energy Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Auxo Sunlight Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Auxo Sunlight Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Services Private Limited$
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Sun Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Sun Power Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Mega Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Mega Urja Private Limited
Immediate holding company		ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Mega Spark Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Mega Spark Private Limited
Immediate holding company		ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Mega Green Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Mega Green Private Limited
Immediate holding company		ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green Energy Private Limited
Immediate holding company		ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
ReNew Green Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green Power Private Limited
Immediate holding company		ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
Greenyana Sunstream Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Greenyana Sunstream Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		74.00%	100.00%
Renew Vyoman Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Vyoman Power Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Renew Vyoman Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Vyoman Energy Private limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Shekhawati Solar Park Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Shekhawati Solar Park Private Limited
Immediate holding company		ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
Renew Green Solutions Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Green Solutions Private Limited
Immediate holding company		ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary			100.00%
Renew Surya Roshni Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Surya Roshni Private limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Renew Solar Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Solar Urja Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Renew Surya Ojas Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Surya Ojas Private Limited
Immediate holding company		Renew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Renew Surya Vihaan Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Surya Vihaan Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Surya Jyoti Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Surya Jyoti Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Surya Aayan Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Surya Aayan Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar Vidhi Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Vidhi Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Surya Pratap Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Surya Pratap Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Renew Surya Kiran Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Surya Kiran Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		69.00%	69.00%
ReNew Surya Tejas Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Surya Tejas Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar Piyush Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Piyush Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar Stellar Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar Stellar Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Regent Climate Connect Knowledge Solutions Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Regent Climate Connect Knowledge Solutions Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Vayu Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Vayu Energy Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Sun Renewables Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Sun Renewables Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		69.00%	100.00%
ReNew Sun Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Sun Shakti Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		69.00%	100.00%
ReNew Ravi Tejas Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Ravi Tejas Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Abha Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies		Abha Solarfarms Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		75.00%	75.00%
Heramba Renewables Limited
Disclosure of subsidiaries [line items]
Name of companies		Heramba Renewables Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		75.00%	75.00%
Shreyas Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies		Shreyas Solarfarms Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		75.00%	75.00%
Prathamesh Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies		Prathamesh Solarfarms Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Surya Ravi Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Surya Ravi Private Limited
Immediate holding company		ReNew Solar Energy (Jharkhand Four) PrivateLimited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Dinkar Jyoti Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Dinkar Jyoti Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Dinkar Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Dinkar Urja Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Bhanu Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Bhanu Shakti Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		69.00%	100.00%
ReNew Ushma Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Ushma Energy Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Surya Spark Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Surya Spark Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		74.00%	100.00%
ReNew Hans Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Hans Urja Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar (Shakti One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar (Shakti One) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar (Shakti Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar (Shakti Two) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar (Shakti Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar (Shakti Three) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar (Shakti Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar (Shakti Four) Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar (Shakti Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar (Shakti Five) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar (Shakti Six) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar (Shakti Six) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar (Shakti Seven) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar (Shakti Seven) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Solar (Shakti Eight) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Solar (Shakti Eight) Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Green (MHH One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (MHH One) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Green (MHP One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (MHP One) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Green (TNJ One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (TNJ One) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Green (GJS One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJS One) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		69.00%	100.00%
ReNew Green (GJS Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJS Two) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		69.00%	100.00%
ReNew Green (MHK Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (MHK Two) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Sandur Green Energy Private Limited (formerly known as 'ReNew Green (KAK One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Sandur Green Energy Private Limited (formerly known as 'ReNew Green (KAK One) Private Limited')
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		51.00%	100.00%
ReNew Green (GJS Three ) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJS Three) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		74.00%	100.00%
ReNew Green (GJ five ) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJ five) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		69.00%	100.00%
ReNew Green (GJ Six ) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJ Six) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		69.00%	100.00%
ReNew Green (GJ seven ) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJ seven) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Green (MHK One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (MHK One) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Green (MHP Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (MHP Two) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		74.00%	100.00%
ReNew Green (TNJ Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (TNJ Two) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Green (MPR Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (MPR Two) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (KAK Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (KAK Two) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		74.00%
ReNew Green (KAK Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (KAK Three) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (MHS One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (MHS One) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (GJ Ten) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJ Ten) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		69.00%
ReNew Green (GJ Eleven) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJ Eleven) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (GJ Twelve) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJ Twelve) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (GJ Thirteen) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJ Thirteen) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (GJ Fourteen) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJ Fourteen) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (GJ Fifteen) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJ Fifteen) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (KAK Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (KAK Four) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (MPR Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (MPR Three) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (MPR Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (MPR Four) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (TN Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (TN Three) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (TN Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (TN Four) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Green (CGS Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (CGS Two) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%
ReNew Nizamabad Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Nizamabad Power Private Limited
Immediate holding company		ReNew Fazilka Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Warangal Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Warangal Power Private Limited
Immediate holding company		ReNew Fazilka Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Narwana Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Narwana Power Private Limited
Immediate holding company		ReNew Fazilka Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Sunworld Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Sunworld Solar Power Private Limited
Immediate holding company		ReNew Fazilka Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Neemuch Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Neemuch Solar Power Private Limited
Immediate holding company		ReNew Fazilka Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Purvanchal Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Purvanchal Solar Power Private Limited
Immediate holding company		ReNew Fazilka Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Rewanchal Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Rewanchal Solar Power Private Limited
Immediate holding company		ReNew Fazilka Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Medak Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Medak Power Private Limited
Immediate holding company		ReNew Fazilka Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Karimnagar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Karimnagar Power Private Limited
Immediate holding company		ReNew Fazilka Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Vikram Shakti Pvt Ltd
Disclosure of subsidiaries [line items]
Name of companies		ReNew Vikram Shakti Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Tapas Urja Pvt Ltd
Disclosure of subsidiaries [line items]
Name of companies		ReNew Tapas Urja Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Tej Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Tej Shakti Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Urja Shachar Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Urja Shachar Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
IB Vogt Solar Seven Private Limited
Disclosure of subsidiaries [line items]
Name of companies		IB VOGT Solar Seven Private Limited
Immediate holding company		ReNew Solar Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		49.00%	24.00%
ReNew Green (MHP Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		Renew Green (MHP Three) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Aalok Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies		Aalok Solarfarms Limited
Immediate holding company		Ostro Energy Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		75.00%	75.00%
ReNew Green (GJ Nine) Pvt. Ltd.
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJ Nine) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Green (CGS One) Pvt. Ltd.
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (CGS One) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Green (MPR One) Pvt. Ltd.
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (MPR One) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Green (GJ Eight) Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJ Eight) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		69.00%	100.00%
ReNew Green (GJ Four) Pvt. Ltd.
Disclosure of subsidiaries [line items]
Name of companies		ReNew Green (GJ Four) Private Limited
Immediate holding company		ReNew Green Energy Solutions Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		69.00%	100.00%
ReNew Vidyut Tej Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Vidyut Tej Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Vidyut Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Vidyut Shakti Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
ReNew Power Synergy Private Limited
Disclosure of subsidiaries [line items]
Name of companies		ReNew Power Synergy Private Limited
Immediate holding company		ReNew Power Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Koppal- Narendra Transmission Limited
Disclosure of subsidiaries [line items]
Name of companies		Koppal- Narendra Transmission Limited
Immediate holding company		ReNew Transmission Ventures Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		51.00%	100.00%
Gadag Transmission Limited
Disclosure of subsidiaries [line items]
Name of companies		Gadag Transmission Limited
Immediate holding company		ReNew Transmission Ventures Private Limited
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%